UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MARCH 31, 2007, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MARCH 31, 2008.

Report for the Calendar Year or Quarter Ended: MARCH 31, 2007

Check here if Amendment           [X]; Amendment Number: 4
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JEFFREY B. PICKERING
Title: COMPLIANCE OFFICER
Phone: (312)525-5951

Signature, Place, and Date of Signing:

/s/ JEFFREY B. PICKERING, CHICAGO, IL   MAY 14, 2008

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  _9_

Form 13F Information Table Value Total:  $337204


List of Other Included Managers:  None

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
Column 1                    Column 2       Column 3   Column 4  Column 5	 Column 6  Column 7       Column 8
												          Voting  Authority
Name of Issuer	            Title of       CUSIP      Market    Shares or Shr    Investment   Other    Sole    Shared    None
		            Class		      Value     Prn.	  or     Discretion  Managers
                                                      (x1000)   amount    Prn Opt.

FLORIDA ROCK INDS INC	     COM	341140101	33309	495000	  SH	 DEFINED		495000	  0	 0
GIANT INDS INC	             COM	374508109	63644	841300	  SH	 DEFINED		841300	  0      0
HARRAHS ENTMT INC	     COM	413619107	74536	882600	  SH	 DEFINED		882600	  0	 0
COMPASS BANCSHARES INC	     COM	20449H109	31345	455600	  SH	 DEFINED		455600	  0	 0
TRIAD HOSPITALS INC	     COM	89579K109	31162	596400	  SH	 DEFINED		596400	  0	 0
TXU CORP	             COM	873168108	47434	740000	  SH	 DEFINED		740000	  0	 0
XM SATELLITE RADIO HLDGS IN  CLA	983759101	9238	715000	  SH	 DEFINED		715000	  0	 0
RADIAN GROUP INC	     COM	750236101	45545	829900	  SH	 DEFINED		829900	  0	 0
SIERRA PAC RES NEW	     COM	826428104	991	57000	  SH	 DEFINED		57000	  0	 0




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